Provision for Income Taxes - Schedule of Components of Deferred Tax Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
– Net operating loss carry forward		$ 160,432
Less: valuation allowance		(160,432)
Deferred tax assets, net